Employee benefit plans (Tables)	6 Months Ended
Sep. 30, 2017
Employee benefit plans
Net periodic benefit cost of defined benefit plans

	Millions of yen
	Six months ended September 30
	2016	2017
Service cost	¥4,459	¥5,018
Interest cost	722	1,129
Expected return on plan assets	(3,002)	(3,033)
Amortization of net actuarial losses	1,424	2,003
Amortization of prior service cost	(574)	(530)

Net periodic benefit cost	¥3,029	¥4,587

	Millions of yen
	Three months ended September 30
	2016	2017
Service cost	¥2,098	¥2,393
Interest cost	361	564
Expected return on plan assets	(1,501)	(1,517)
Amortization of net actuarial losses	712	1,001
Amortization of prior service cost	(287)	(265)

Net periodic benefit cost	¥1,383	¥2,176